CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014
Cash flows from operating activities:
Net loss	$ (6,979,494)	$ (13,438,962)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	37,352	21,087
Debt restructuring cost	0	856,349
Loss on extension of warrants	143,363	0
Loss on litigation settlement	0	583,601
Change in estimated fair value of derivative liabilities	0	8,547,015
Loss on debt conversion	2,753,989	40,256
Fair market value of equity instruments issued for services	225,158	392,093
Stock based compensation	416,481	607,946
Amortization of debt discount and deferred financing costs	273,377	5,147
Changes in operating assets and liabilities:
Accounts receivable	(98,164)	113,604
Prepaid expenses	(22,436)	(21,097)
Other assets	2,212	(8,612)
Accounts payable and other current liabilities	(1,108,294)	46,602
Due to related parties	(692,958)	116,000
Net cash used in operating activities	(5,049,414)	(2,138,971)
Cash flows from investing activities:
Purchases of property and equipment	0	(96,056)
Net cash used in investing activities	0	(96,056)
Cash flows from financing activities:
Principal repayments of notes payable	(523,422)	(217,000)
Proceeds from the issuance of notes payable	415,000	400,000
Net proceeds from the issuance of common stock	4,763,153	3,177,032
Net cash provided by financing activities	4,654,731	3,360,032
Net (decrease) increase in cash	(394,683)	1,125,005
Cash at beginning of year	1,250,279	125,274
Cash at end of year	855,596	1,250,279
Cash paid during the period for:
Interest	480,701	13,950
Income taxes	0	0
Supplement information for non-cash investing and financing activities:
Conversion of debt, accrued liabilities and accrued interest to common stock	2,273,032	726,776
Reclassification of accounts payable to convertible notes payable	0	47,000
Reclassification of accrued interest to convertible notes payable	25,766	20,027
Recording deferred financing costs associated with notes payable and convertible notes payable	117,280	83,191
Reclassification of warrant derivative liability into equity	10,679,067	1,456,187
Issuance of shares under cashless warrant exercises	434	12,717
Exercise of stock option for accrued expenses	0	13,000
Creation of debt discount on convertible notes payable	527,780	0
Stock issued under restricted stock grant	$ 0	$ 3,400